Consolidated statement of changes in equity R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)	Share capital BRL (R$)	Treasury shares [member] BRL (R$)	Capital reserve BRL (R$)	Share-based long-term incentive plan (LTIP) BRL (R$)	Legal reserve BRL (R$)	Profit retention reserve BRL (R$)	Retained earnings BRL (R$)	Equity valuation adjustments BRL (R$)	Other comprehensive Income BRL (R$)	Total BRL (R$)	Non-controlling interests BRL (R$)
Balance at Dec. 31, 2016	R$ 626,862		R$ 524,577				R$ 6,277	R$ 96,008				R$ 626,862
Statement [LineItems]
Net income for the period	478,794								R$ 478,781			478,781	R$ 13
Currency translation adjustment	55										R$ 55	55
Constitution of legal reserve							23,939		(23,939)
Non-controlling acquisition	3,483												3,483
Distribution of dividends	(238,803)							(96,008)	(142,795)			(238,803)
Profit retention reserve								312,047	(312,047)
Balance at Dec. 31, 2017	870,391		524,577				30,216	312,047			55	866,895	3,496
Statement [LineItems]
Conversion of profit reserve to common shares			(524,556)		R$ 866,819		(30,216)	(312,047)
Net income for the period	910,408								909,267			909,267	1,141
Currency translation adjustment	208										208	208
Issuance of common shares in initial public offering, net of offering costs	4,522,283		5		4,522,278							4,522,283
Shares issued—Share based long term incentive plan (LTIP)					258,166	R$ (258,166)
Non-controlling acquisition	11,581									R$ (7,588)		(7,588)	19,169
Share based long term incentive plan (LTIP)	299,037					299,037						299,037
Acquisition of treasury shares	(39,532)			R$ (39,532)								(39,532)
Balance at Dec. 31, 2018	6,574,376		26	(39,532)	5,647,263	40,871			909,267	(7,588)	263	6,550,570	23,806
Statement [LineItems]
Net income for the period	1,367,025		0	0	0	0	0	0	1,365,597	0	0	1,365,597	1,428
Currency translation adjustment	(425)		0	0	0	0	0	0	0	0	(425)	(425)	0
Shares issued—Share based long term incentive plan (LTIP)	0				38,992	(38,992)	0	0	0	0	0	0	0
Loss on financial assets through other comprehensive income	(28)		0	0	0	0	0	0	0	0	(28)	(28)	0
Non-controlling acquisition	(17,634)		0	0	0	0	0	0	0	(14,784)		(14,784)	(2,850)
Distribution of dividends			0	0
Share based long term incentive plan (LTIP)	93,369		0	0	0	93,369	0	0	0	0	0	93,369	0
Acquisition of treasury shares	(1,735)	$ (422)	0	(1,735)	0	0	0	0	0	0	0	(1,735)	0
Balance at Dec. 31, 2019	R$ 8,014,948		R$ 26	R$ (41,267)	R$ 5,686,255	R$ 95,248	R$ 0	R$ 0	R$ 2,274,864	R$ (22,372)	R$ (190)	R$ 7,992,564	R$ 22,384